Derivatives and hedging activities (Tables)	12 Months Ended
Mar. 31, 2017
Derivatives and hedging activities
Schedule of net gain/(loss) from foreign currency exchange contracts
Year ended March 31,
2017	2016	2015
$1,314	$261	$1,321

Reconciliation from the opening balance to the closing balance of foreign currency derivative instruments

	Balance as of March 31, 2016	Revaluation Gain/(Loss)	(Received from)/ paid to the bank (net)	Balance as of March 31, 2017
Fixing to Other income/Expenses	$(97)	$544	$248	$695
Revaluation to Other income/Expenses	(770)	770	—	—
Fixing to Revenue	—	1,472	(1,105)	367
Fixing to Cost of Sales	—	(965)	965	—
Revaluation to Accumulated other comprehensive loss	(1,609)	1,619	—	10

Total	$(2,476)	$3,440	$108	$1,072

	Balance as of March 31, 2015	Revaluation Gain/(Loss)	Received from the bank (net)	Balance as of March 31, 2016
Fixing to Other income/Expenses	$—	$1,031	$(1,128)	$(97)
Revaluation to Other income/Expenses	—	(770)	—	(770)
Revaluation to Accumulated other comprehensive loss	—	(1,609)	—	(1,609)

Total	$—	$(1,348)	$(1,128)	$(2,476)